Contingencies and Capital Commitments (Narrative) (Details) S/ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2020 PEN (S/)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017	Jan. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Security bond								$ 1,539,000
Bank letter of guarantee								8,394,000
Tax expense (income)					$ 37,402,000	$ 20,175,000
SGM Royalty (as percentage)							3.00%
Proposal Of Cancelling Mining Concession [Member]
Disclosure of other provisions [line items]
Claimed Royalty								$ 30,000,000
PERU
Disclosure of other provisions [line items]
Tax expense (income)				S/ 4,343	1,199,000
Income tax interest and penalties				S/ 2,405	664,000
Payment of disputed amount		S/ 4,343	$ 1,199,000
Mineral Properties [member] | Civil Work [Member]
Disclosure of other provisions [line items]
Capital commitments			558,000
Mineral Properties [member] | Equipment Purchases [Member]
Disclosure of other provisions [line items]
Capital commitments			386,000
Mineral Properties [member] | Other Services [Member]
Disclosure of other provisions [line items]
Capital commitments			$ 134,000
Caylloma Mine [Member]
Disclosure of other provisions [line items]
Undiscounted closure costs	$ 11,719,000
Progressive closure activities	3,774,000
Final closure activities	7,156,000
Post closure activities	$ 789,000
Guarantees with government current year					9,933,000
San Jose Mine [Member] | Environmental obligations [Member]
Disclosure of other provisions [line items]
Bank letter of guarantee					$ 1,168,000
Number of letters of guarantee					3